ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

November 4, 2015	Brian D. McCabe T +1 617 951 7801 F +1 617 235 0425 brian.mccabe@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	John Hancock Investment Trust (the “Registrant”), on behalf of:

John Hancock Large Cap Equity Fund (the “Fund”)

File No. 333-207096

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Fund to submit this filing in lieu of a filing under Rule 497(b) under the Securities Act, and to certify that:

1. the definitive form of Prospectus and definitive form of Statement of Additional Information, each dated October 30, 2015, for the Fund, do not differ from those contained in the most recent amendment to the Funds’ registration statement on Form N-14 on file with the Commission; and

2. the text of the most recent amendment to the Fund’s registration statement was filed electronically with the Commission on October 30, 2015 pursuant to Rule 485(b) under the Securities Act, via EDGAR, accession number 0001133228-15-005757.

Please contact me at 617-951-7801 with any questions or comments regarding this matter.

Kind regards,

/s/ Brian D. McCabe

Brian D. McCabe